Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Current Taxes:
Federal			$ 306,900	$ 241,995
State			80,100	61,325
Deferred taxes:
Federal			0	0
State			0	0
Income tax expense	$ 115,000	$ 92,000	$ 387,000	$ 303,320